State Street Institutional US Equity Fund Annual Fund Operating Expenses - State Street Institutional US Equity Fund	Sep. 30, 2025
Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.38%
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.63%

[1]	The Fund's management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate is subject to breakpoints and differs depending on the average daily net assets of the Fund. Accordingly, actual management fee rate may be higher or lower than shown above.